DEFERRED TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Liabilities
SCHEDULE OF DEFERRED TAX LIABILITIES
	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Opening	861	1,586
Addition during the year	725	431
Closing	1,586	2,017

SCHEDULE OF DEFERRED INCOME TAX LIABILITY

The temporary differences which give rises to the deferred income tax liability are as follows:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Net book value of fixed assets	27,810	30,233
Net book value of ROUA	8	1,199
Less: Lease liabilities (ROUA)	(7)	(1,221)
Less: Net book value of non-qualifying assets	(95)	(27)
	27,716	30,184
Less: Tax written down value	(18,385)	(18,309)
Timing difference	9,331	11,875

Deferred tax liability @ 17%	1,586	2,017